Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt [Abstract]
Debt

Note 9 — Debt

Original Issue Discount Subordinated Debentures

In June 2022, the Company commenced an offering of original issue discount subordinated debentures. As of September 30, 2022, the Company has completed four closings of this offering and issued debentures in the aggregate principal amount of $3,579,686. The debentures contain an original issue discount of 15%, or an aggregate original issue discount of $538,240. As a result, the total purchase price was $3,050,000. The debentures bear interest at a rate of 17.5% per annum. The outstanding principal amount and all accrued interest is due and payable on the earlier of (i) the completion of the Company’s next equity financing in which it receives gross proceeds in excess of $20 million, (ii) twenty-four months after the date of issuance or (iii) within 30 days after election of repayment from the holder so long as the election is after the 6-month anniversary of the debenture. The Company may voluntarily prepay the debentures in whole or in part without premium or penalty. The debentures contain customary events of default for a loan of this type. The debentures are unsecured and are subordinated in right of payment to the prior payment in full of all senior indebtedness and are pari passu in right of payment to any other unsecured indebtedness incurred by the Company in favor of any third party. As of September 30, 2022, the outstanding principal balance of the debentures was $3,588,240 and debt issuance cost was $483,801.

Original Issue Discount Secured Subordinated Note

On July 29, 2022, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which it sold an original issue discount secured subordinated note in the principal amount of $2,272,727 to such investor. The note contains an original issue discount of 12%, or an original issue discount of $272,727. As a result, the total purchase price was $2,000,000, the proceeds of which were used to fund the acquisition of Ceautamed. The note shall bear interest at the rate of 16% per annum and matures on July 29, 2027. The outstanding principal and all accrued interest shall be amortized on a 60-month straight-line basis and payable in accordance with the amortization schedule set forth on Exhibit A to the note. The Company may prepay the principal and all accrued and unpaid interest on the note without penalty, in whole or in part; provided however, in no event before January 15, 2023, unless with the explicit prior written approval of the holder. The note contains customary events of default for a loan of this type. The note is guaranteed by BSNM, DSO, Nexus, GSP and Ceautamed and is secured by a security interest in all of the assets of the Company and such guarantors; provided that such security interest is subordinate to the rights of the lenders under any senior indebtedness (as defined in the note). As of September 30, 2022, the outstanding principal balance of the note was $2,257,889 and debt issuance cost was $266,327.

12% Unsecured Subordinated Convertible Debentures

On November 5, 2021, the Company entered into a securities purchase agreement with certain investors, pursuant to which it sold 12% unsecured subordinated convertible debentures in the aggregate principal amount of $2,250,000 to such investors for gross proceeds of $2,214,000, the proceeds of which were used to fund the acquisition of Nexus. Interest at a rate of 12% per annum accrued on the principal balance of the debentures from the date of issuance until February 14, 2022, the date that the registration statement related to the IPO was declared effective by the Securities and Exchange Commission (the “IPO Date”). The debentures are due and payable on the earliest of the maturity date, November 30, 2022, or upon their earlier conversion or redemption. As of September 30, 2022, the outstanding principal balance of the debentures was $2,250,000 and debt issuance cost was $26,174.

At any time after August 14, 2022, the sixth month anniversary of the IPO Date, the holders may convert the principal amount of the debentures into shares of common stock at a conversion price that is equal to the lower of $2.50 and the lowest volume weighted average price during the 10 trading days immediately following the IPO; provided further, that the conversion price shall not be less than $1.00. The conversion price is subject to standard equitable adjustments for stock splits, stock combinations, recapitalizations, and similar transactions. The debentures contain beneficial ownership limitations which limit the holders’ beneficial ownership to 9.99% of the Company’s outstanding common stock. The Company may redeem some or all of the outstanding principal amount of the debentures for cash in an amount equal to 115% of the outstanding principal amount of the debentures, plus accrued but unpaid interest and any other amounts due under the debentures. The securities purchase agreement and the debentures contain customary representations, warranties, affirmative and negative covenants, and events of default for loans of this type. The debentures are guaranteed by each of the Company’s subsidiaries.

Acquisition Notes

On July 29, 2022, the Company issued secured subordinated convertible promissory notes in the aggregate principal amount of $2,150,000 in connection with the acquisition of Ceautamed. The notes shall bear interest at the rate of 5% per annum with all principal and accrued interest being due and payable in one lump sum on July 29, 2025; provided that upon an event of default (as defined in the notes), such interest rate shall increase to 10%. The notes are convertible at the option of the holder into common stock at a conversion price of $6.25; provided that the holder may not elect to convert a portion of the outstanding principal in an amount less than the lesser of $200,000 or the remaining outstanding principal. The notes contain customary covenants and events of default for loans of this type, including upon any default under the senior indebtedness (as defined in the notes). The notes are guaranteed by Ceautamed and its subsidiaries WW and GFF and are secured by a security interest in all of the assets of such guarantors; provided that such security interest is subordinate to the rights of the lenders under any such senior indebtedness. As of September 30, 2022, the outstanding principal balance of these notes was $2,150,000.

On July 29, 2022, the Company issued secured subordinated promissory notes in the aggregate principal amount of $2,150,000 in connection with the acquisition of Ceautamed. The notes shall bear interest at the rate of 5% per annum and mature on July 29, 2025; provided that upon an event of default (as defined in the notes), such interest rate shall increase to 10%. The outstanding principal and all accrued interest shall be amortized on a five-year straight-line basis and payable quarterly in accordance with the amortization schedule set forth on Exhibit A to the notes. The Company may redeem all or any portion of the notes at any time without premium or penalty. The notes contain customary covenants and events of default for loans of this type, including upon any default under the senior indebtedness (as defined in the notes). The notes are guaranteed by Ceautamed and its subsidiaries WW and GFF and are secured by a security interest in all of the assets of such guarantors; provided that such security interest is subordinate to the rights of the lenders under any such senior indebtedness. As of September 30, 2022, the outstanding principal balance of these notes was $2,150,000.

On July 29, 2022, the Company issued secured subordinated promissory notes in the aggregate principal amount of $1,300,000 in connection with the acquisition of Ceautamed. The notes shall bear interest at the rate of 5% per annum with all principal and accrued interest being due and payable in one lump sum ninety (90) days from the date of the note; provided that upon an event of default (as defined in the notes), such interest rate shall increase to 10%. The Company may redeem all or any portion of the notes at any time without premium or penalty. The notes contain customary covenants and events of default for loans of this type, including upon any default under the senior indebtedness (as defined in the notes). The notes are guaranteed by Ceautamed and its subsidiaries WW and GFF and are secured by a security interest in all of the assets of such guarantors; provided that such security interest is subordinate to the rights of the lenders under any such senior indebtedness. As of September 30, 2022, the outstanding principal balance of these notes was $1,300,000.

On November 8, 2021, the Company issued a 5% secured subordinated convertible promissory note in the principal amount of $1,900,000 to Justin Francisco and Steven Rubert in connection with the acquisition of Nexus. This note accrued interest at 5% per annum and was to mature on November 8, 2024. As of December 31, 2021, the outstanding principal balance of this note was $1,900,000. This note and accrued interest automatically converted into 386,460 shares of common stock concurrent with the closing of the IPO on February 18, 2022.

On November 8, 2021, the Company issued a 5% secured subordinated promissory note in the principal amount of $1,900,000 to Justin Francisco and Steven Rubert in connection with the acquisition of Nexus. This note accrues interest at 5% per annum and the outstanding principal and interest will be amortized on a straight-line basis and are payable quarterly in accordance with the amortization schedule attached to the note, with all amounts due and payable on November 8, 2024. The Company may prepay all or any portion of this note any time prior to maturity without premium or penalty. The note contains customary covenants and events of default for a loan of this type, including if a default occurs under any senior secured indebtedness to banks and other financial institutions or private equity funds, and is secured by a security interest in all of the Company’s assets; provided that such security interest is subordinate to the rights of the lenders under any such senior secured indebtedness. As of September 30, 2022, the outstanding principal balance of this note was $1,900,000.

On July 1, 2021, the Company issued a 6% secured subordinated convertible promissory note in the principal amount of $3,000,000 to Sasson E. Moulavi in connection with the acquisition of DSO. This note accrued interest at 6% per annum and was to mature on July 1, 2024. As of December 31, 2021, the outstanding principal balance of this note was $3,000,000. This note and accrued interest automatically converted into 623,200 shares of common stock concurrent with the closing of the IPO on February 18, 2022.

On July 1, 2021, the Company issued a 6% secured subordinated promissory note in the principal amount of $3,000,000 to Sasson E. Moulavi in connection with the acquisition of DSO. This note accrues interest at 6% per annum and the outstanding principal and interest will be amortized on a straight-line basis and are payable quarterly in accordance with the amortization schedule attached to the note, with all amounts due and payable on July 1, 2024. The Company may prepay all or any portion of this note any time prior to maturity without premium or penalty. This note contains customary covenants and events of default for a loan of this type, including if a default occurs under any senior secured indebtedness to banks and other financial institutions or private equity funds, and is secured by a security interest in all of the assets of DSO; provided that such security interest is subordinate to the rights of the lenders under any such senior secured indebtedness. As of September 30, 2022, the outstanding principal balance of this note was $3,000,000.

Promissory Notes and Cash Advances

Promissory Notes

On July 1, 2021, the Company entered into a loan agreement with Diamond Creek Capital, LLC for a term loan in the principal amount of up to $3,000,000. The loan bears interest at a rate of 15.0% per annum, provided that upon an event of default, such rate shall increase by 5%. The loan was due and payable on the earlier of July 1, 2022 or upon completion of the IPO. The Company repaid $1,325,000 of the principal balance and $27,604 of the interest from the proceeds of the IPO. In connection with such repayment, the lender agreed that the remaining loan is due and payable on January 1, 2023. The loan is secured by all of the Company’s assets and contains customary events of default. As of September 30, 2022, the outstanding principal balance of this note was $1,025,000.

On May 10, 2021, the Company issued a convertible promissory note in the principal amount of $73,727 to Bevilacqua PLLC, the Company’s outside securities counsel. This note accrues interest at 15% per annum and matures on May 10, 2022. The note is convertible at the option of the holder into shares of common stock at a conversion price that is equal to forty percent (40%) of either (i) the price per share paid by investors in the Company’s next priced equity financing or (ii) the volume weighted average price of the common stock for the five trading days from and including the date that the conversion notice is given. As of December 31, 2021, the outstanding principal balance of this note was $73,727. On April 8, 2022, the holder converted the outstanding balance of this note into 73,267 shares of common stock.

On December 18, 2020, the Company entered into a loan and security agreement with Peah Capital, LLC for a term loan in the principal amount of up to $1,500,000, which was amended on April 27, 2021 to increase the loan amount to $1,625,000. In connection with such amendment, on April 27, 2021, the Company issued a second amended and restated promissory note to Peah Capital, LLC in the principal amount of $1,625,000. The loan bears interest at a rate of 17.5% per annum, provided that upon an event of default, such rate shall increase to 25% per annum. The loan was repaid in full on July 29, 2022.

Since inception, the Company has issued other promissory notes to various lenders. These notes accrued interest at rates between 12-17%. These notes were unsecured and contain customary events of default. As of December 31, 2021, the outstanding principal balance of these notes was $5,993,720. These notes were repaid in full upon closing of the IPO with the exception of a note which has an outstanding balance of $200,000 at September 30, 2022. This note accrues interest at 12% and is due and payable on April 1, 2023.

On February 25, 2021, the Company issued a convertible promissory note in the principal amount of $500,000. This note accrued interest at 15% per annum and was to mature on March 31, 2023. As of December 31, 2021, the outstanding principal balance of this note was $500,000. This note automatically converted into 229,834 shares of common stock concurrent with the closing of the IPO on February 18, 2022.

In May 2022, the Company issued a promissory note in the principal amount of $346,000. The note was increased in July 2022 to $650,000. This note bears interest at a rate of 10% and matures on April 1, 2023. At September 30, 2022, the outstanding amount was $555,958.

In August 2022, the Company issued a promissory note in the principal amount of $100,000. This note bears interest at a rate of 17.5% and matures on October 17, 2022. At September 30, 2022, the outstanding amount was $25,000.

Cash Advances

In June 2022, the Company entered into a cash advance agreement for $350,000 with a required repayment amount of $490,000, which requires weekly payments of approximately $19,738. At September 30, 2022, the outstanding amount was $0.

In July 2022, the Company entered into a cash advance agreement for $650,000 with a required repayment amount of $897,750, which requires weekly payments of approximately $40,806. At September 30, 2022, the outstanding amount was $803,708.

In August 2022, the Company entered into a cash advance agreement for $100,000 with a required repayment amount of $146,260, which requires weekly payments of approximately $6,200. At September 30, 2022, the outstanding amount was $96,660.

In September 2022, the Company entered into a cash advance agreement for $243,750 with a required repayment amount of $372,500, which requires weekly payments of approximately $15,000. At September 30, 2022, the outstanding amount was $372,500.

Debt issuance cost for all cash advances was $424,661 at September 30, 2022.

Revolving Lines of Credit

In 2021, DSO entered into two revolving lines of credit with a bank, which permitted borrowings up to $1,176,000, and bears interest at 8.99% and 7.99%. As of September 30, 2022, the outstanding principal balance of this lines of credit was $969,513.

In August 2022, Ceautamed entered into a revolving line of credit with a bank, which permitted borrowing up to $500,000, and bears interest at 45.09%. As of September 30, 2022, the outstanding principal balance of this line of credit was $46,532.

In September 2022, DSO entered into a revolving line of credit with a bank, which permitted borrowings up to $70,000, and bears interest at 9.49%. As of September 30, 2022, the outstanding principal balance of this lines of credit was $70,255.

Equipment Financing Loan

In May 2022, the Company entered into an equipment financing loan for $146,765 used for the purchase of equipment within BSNM’s operations. The loan bears interest at 10.18% and matures on April 1, 2027. At September 30, 2022, the outstanding amount was $138,721

In August 2022, the Company entered into an equipment financing loan for $35,050 used for the purchase of equipment within BSNM’s operations. The loan bears interest at 10.18% and matures on August 1, 2027. At September 30, 2022, the outstanding amount was $35,050.

In July 2022, the Company entered into an equipment financing loan for $8,463 used for the purchase of equipment within CWWs operations. At September 30, 2022, the outstanding amount was $7,950.

EIDL Loan

In June 2020, pursuant to the economic injury disaster loan (“EIDL”) program under the under the provisions of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), the Company entered into a promissory note with the U.S. Small Business Administration (the “SBA”) with a principal amount of $300,000. This loan matures in 30 years and bears interest at a rate of 3.75%. The loan is secured by all of the Company’s assets. As of September 30, 2022, the outstanding principal balance of this loan was $300,000.

PPP Loans

In May 2020, the Company received $239,262 in paycheck protection program (“PPP”) loans under the CARES Act. This loan bears interest at a rate of 1% per annum and matures in April 2022. As of September 30, 2022, the outstanding principal balance of this loan was $168,013.

In February 2021, the Company received an additional $261,164 in PPP loans under the CARES Act. This loan bears interest at a rate of 1% per annum and matures in January 2023. As of September 30, 2022, the outstanding balance of this loan was $197,457.

The PPP provides that the PPP loans may be partially or wholly forgiven if the funds are used for certain qualifying expenses as described in the CARES Act. The Company has filed for forgiveness during 2022, and has received notice of forgiveness on some of the loans in the amount of $134,956 and is awaiting notice of forgiveness on the remainder.

Total Debt

Debt is comprised of the following components as of September 30, 2022:

Original issue discount subordinated debentures	$3,588,240
Original issue discount secured subordinated note	2,257,884
12% unsecured subordinated convertible debentures	2,250,000
Acquisition notes	10,500,000
Promissory notes and cash advances	2,522,868
Revolving lines of credit	1,086,300
Equipment financing loan	181,721
EIDL loan	300,000
PPP loans	365,470
23,052,483
Debt discount	(1,198,392)
Total	$21,854,091

The future contractual maturities of the debt are as follows:

For the Year Ended December 31:
2022 (remainder of year)	$4,702,020
2023	3,648,993
2024	7,727,643
2025	3,991,953
2026	419,843
Thereafter	1,363,639
Total	$21,854,091

Note 8 — Debt

Debentures

On November 5, 2021, the Company entered into a securities purchase agreement with certain investors, pursuant to which it sold 12% unsecured subordinated convertible debentures in the aggregate principal amount of $2,250,000 to such investors for gross proceeds of $2,214,000, the proceeds of which were used to fund the acquisition of Nexus. Interest at a rate of 12% per annum accrued on the principal balance of the debentures from the date of issuance until February 14, 2022, the date that the registration statement related to the Company’s initial public offering was declared effective by the SEC (the “IPO Date”). The debentures are due and payable on the earliest of the maturity date, November 30, 2022, or upon their earlier conversion or redemption. As of December 31, 2021, the outstanding principal balance of the debentures was $2,214,000, and debt issuance costs was $202,500.

At any time after the sixth month anniversary of the IPO date, the holders may convert the principal amount of the debentures into shares of common stock at a conversion price that is equal to the lower of $2.50 and the lowest volume weighted average price during the 10 trading days immediately following the IPO Date; provided that the conversion price shall not be less than $1.00. The conversion price is subject to standard equitable adjustments for stock splits, stock combinations, recapitalizations and similar transactions. The debentures contain beneficial ownership limitations which limit the holders’ beneficial ownership to 9.99% of the Company’s outstanding common stock. At any time after the IPO Date, the Company may redeem some or all of the outstanding principal amount of the debentures for cash in an amount equal to 115% of the outstanding principal amount of the debentures, plus accrued but unpaid interest and any other amounts due under the debentures. The securities purchase agreement and the debentures contain customary representations, warranties, affirmative and negative covenants and events of default for loans of this type. The debentures are guaranteed by each of the Company’s subsidiaries.

Acquisition Notes

On November 8, 2021, the Company issued a 5% secured subordinated convertible promissory note in the principal amount of $1,900,000 in connection with the acquisition of Nexus. This note accrued interest at 5% per annum and was to mature on November 8, 2024. As of December 31, 2021, the outstanding principal balance of this note was $1,900,000. This note and accrued interest automatically converted into 386,460 shares of common stock concurrent with the closing of the initial public offering on February 18, 2022. See Note 14.

On November 8, 2021, the Company issued a 5% secured subordinated promissory note in the principal amount of $1,900,000 in connection with the acquisition of Nexus. This note accrues interest at 5% per annum and the outstanding principal and interest will be amortized on a straight-line basis and are payable quarterly in accordance with the amortization schedule attached to the note, with all amounts due and payable on November 8, 2024. The Company may prepay all or any portion of this note any time prior to maturity without premium or penalty. The Note contains customary covenants and events of default for a loan of this type, including if a default occurs under any senior secured indebtedness to banks and other financial institutions or private equity funds, and is secured by a security interest in all of the Company’s assets; provided that such security interest is subordinate to the rights of the lenders under any such senior secured indebtedness. As of December 31, 2021, the outstanding principal balance of this note was $1,900,000.

On July 1, 2021, the Company issued a 6% secured subordinated convertible promissory note in the principal amount of $3,000,000 in connection with the acquisition of DSO. This note accrued interest at 6% per annum and was to mature on July 1, 2024. As of December 31, 2021, the outstanding principal balance of this note was $3,000,000. This note and accrued interest automatically converted into 623,200 shares of common stock concurrent with the closing of the initial public offering on February 18, 2022. See Note 14.

On July 1, 2021, the Company issued a 6% secured subordinated promissory note in the principal amount of $3,000,000 in connection with the acquisition of DSO. This note accrues interest at 6% per annum and the outstanding principal and interest will be amortized on a straight-line basis and are payable quarterly in accordance with the amortization schedule attached to the note, with all amounts due and payable on July 1, 2024. The Company may prepay all or any portion of this note any time prior to maturity without premium or penalty. This note contains customary covenants and events of default for a loan of this type, including if a default occurs under any senior secured indebtedness to banks and other financial institutions or private equity funds, and is secured by a security interest in all of the assets of DSO; provided that such security interest is subordinate to the rights of the lenders under any such senior secured indebtedness. As of December 31, 2021, the outstanding principal balance of this note was $3,000,000.

Promissory Notes

On July 1, 2021, the Company entered into a loan agreement for a term loan in the principal amount of up to $3,000,000. The loan bears interest at a rate of 15.0% per annum, provided that upon an event of default, such rate shall increase by 5%. The loan was due and payable on the earlier of July 1, 2022 or upon completion of the Company’s initial public offering. The loan is secured by all of the Company’s assets and contains customary events of default. As of December 31, 2021, the outstanding principal balance of this note was $2,750,000.

On May 10, 2021, the Company issued a convertible promissory note in the principal amount of $73,727 to Bevilacqua PLLC, the Company’s outside securities counsel. This note accrues interest at 15% per annum and matures on May 10, 2022. The note is convertible at the option of the holder into shares of common stock at a conversion price that is equal to forty percent (40%) of either (i) the price per share paid by investors in our next priced equity financing or (ii) the volume weighted average price of the common stock for the five trading days from and including the date that the conversion notice is given. As of December 31, 2021, the outstanding principal balance of this note was $73,727.

On December 18, 2020, the Company entered into a loan and security agreement with Peah Capital, LLC for a term loan in the principal amount of up to $1,500,000, which was amended on April 27, 2021 to increase the loan amount to $1,625,000. In connection with such amendment, on April 27, 2021, the Company issued a second amended and restated promissory note to Peah Capital, LLC in the principal amount of $1,625,000. The loan bears interest at a rate of 17.5% per annum, provided that upon an event of default, such rate shall increase to 25% per annum. The loan is due and payable on the earlier of: (i) eighteen (18) months from the date of the note or (ii) upon completion of the initial public offering. The loan is secured by all of the Company’s assets and contains customary events of default. As of December 31, 2021, the outstanding principal balance of this note was $1,614,906. As of December 31, 2020, the outstanding principal balance of this note was $1,615,176. The Company repaid $1,000,000 of the principal balance from proceeds of the initial public offering on February 18, 2022. See Note 14.

Since inception, the Company has issued other promissory notes to various lenders. These notes accrue interest at rates between 12-17%. These notes are unsecured and contain customary events of default. As of December 31, 2021, the outstanding principal balance of these notes was $5,993,720. As of December 31, 2020, the outstanding principal balance of these notes was $3,312,971. These notes were repaid in full upon closing of the initial public offering. See Note 14.

On February 25, 2021, the Company issued a convertible promissory note in the principal amount of $500,000. This note accrued interest at 15% per annum and was to mature on March 31, 2023. As of December 31, 2021, the outstanding principal balance of this note was $500,000. This note automatically converted into 229,834 shares of common stock concurrent with the closing of the initial public offering on February 18, 2022. See Note 14.

Other

In 2021, DSO entered into two revolving lines of credit with a bank, which permitted borrowings up to $1,176,000, and bears interest at 8.99% and 7.99%. As of December 31, 2021, the outstanding principal balance of this lines of credit was $621,662.

Merchant Cash Advances

In December 2021, the Company entered into a merchant cash advance agreement for $340,000 with a required repayment amount of $493,500, which requires weekly payments of approximately $20,562. At December 31, 2021, the outstanding amount was $294,313.

EIDL Loan

In June 2020, pursuant to the economic injury disaster loan (“EIDL”) program under the under the provisions of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), the Company entered into a promissory note with the U.S. Small Business Administration (the “SBA”) with a principal amount of $300,000. This loan matures in 30 years and bears interest at a rate of 3.75%. The loan is secured by all of the Company’s assets. As of December 31, 2021, the outstanding principal balance of this loan was $300,000. As of December 31, 2020, the outstanding principal balance of this loan was $300,000.

PPP Loans

In May 2020, the Company received $239,262 in paycheck protection program (“PPP”) loans under the CARES Act. This loan bears interest at a rate of 1% per annum and matures in April 2022. As of December 31, 2021, the outstanding principal balance of this loan was $239,262. As of December 31, 2020, the outstanding principal balance of this loan was $239,262.

In February 2021, the Company received an additional $261,164 in PPP loans under the CARES Act. This loan bears interest at a rate of 1% per annum and matures in January 2023. As of December 31, 2021, the outstanding balance of this loan was $261,164.

The PPP provides that the PPP loans may be partially or wholly forgiven if the funds are used for certain qualifying expenses as described in the CARES Act. The Company will file for forgiveness during 2022.

Total Debt

Debt is comprised of the following components as of December 31, 2021:

Debenture notes	$2,214,000
Promissory notes	8,234,476
Acquisition notes	9,800,000
Other	621,662
Merchant cash advances	294,313
SBA loans	300,000
PPP loans	500,426
21,964,877
Debt issuance costs	(1,084,740)
Total	$20,880,137

The future contractual maturities of the debt are as follows:

For the Year Ended December 31:
2022	$10,894,128
2023	1,231,699
2024	8,359,976
2025	69,780
2026	69,780
Thereafter	254,774
Total	$20,880,137